Subsequent Events (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 29, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2014
Subsequent Events (Textual)
Common stock purchase agreement		$ 1,113,164		$ 235,975
Common stock, par value		$ 0.001		$ 0.001	$ 0.001
Common Stock [Member]
Subsequent Events (Textual)
Common stock purchase agreement		$ 1,739		$ 211
Subsequent Event [Member]
Subsequent Events (Textual)
Proceeds of stock warrant exercises			$ 732,010
Proceeds of stock warrant exercises shares			1,165,786
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Textual)
Common stock purchase agreement	$ 10,000,000